Commitments (Tables)	12 Months Ended
Dec. 31, 2022
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Details of commitments
Details of commitments

As of December 31, 2022	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

	$ in thousands
License and collaboration agreements	15,330	1,450	2,900	2,900	8,080
Clinical & Research and Development agreements	344	344	—	—	—
IT licensing agreements	618	485	133	—	—

Total commitments	16,291	2,278	3,033	2,900	8,080